Current and long-term debt - China Huarong sale and leaseback (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Jan. 31, 2021 USD ($) vessel	Sep. 30, 2020 USD ($)	Aug. 31, 2018 USD ($) tanker	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 2,541,678	$ 2,415,326
Minimum ratio for fair value of vessels			115.00%
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings				3,145,623	3,070,271
Repayments				703,909
China Huarong Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 144,000
Sale leaseback transaction, term			8 years
Periodic payment per vessel			$ 600
Consolidated tangible net worth			$ 650,000
China Huarong Lease Financing | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings				103,416	$ 110,250
Repayments				$ 16,834
China Huarong Lease Financing | Bottom of range
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period			3 years
China Huarong Lease Financing | Top of range
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period			8 years
China Huarong Lease Financing | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			3.50%
Installation of scrubbers | China Huarong Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 10,000
Sale leaseback transaction, term	3 years
Increase (decrease) in net investment in finance lease		$ 2,000
Periodic borrowing payment amount	$ 200
Installation of scrubbers | China Huarong Lease Financing | STI Opera, STI Virtus, STI Venere, STI Aqua, STI Dama and STI Regina
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | vessel	5
Installation of scrubbers | China Huarong Lease Financing | London Interbank Offered Rate LIBOR plus margin
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.50%
STI Opera, STI Virtus, STI Venere, STI Aqua, STI Dama and STI Regina | Vessels | MR | China Huarong Lease Financing
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker			6